EMPLOYEE BENEFIT LIABILITIES, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
EMPLOYEE BENEFIT LIABILITIES, NET
Expenses - defined contribution plan	$ 448	$ 461	$ 544